Events after the Reporting Period (Details) - Business combination € in Millions, item in Millions, $ in Millions	Mar. 20, 2018 EUR (€) m² employee item Center l	Jan. 26, 2018 USD ($)
Goetech, LLC. ("MedKeeper")
Events after the Reporting Period
Proportion of ownership interest in subsidiary		51.00%
Option to purchase remaining voting rights (as a percent)		49.00%
Option to purchase remaining voting rights, term (in years)		3 years
Goetech, LLC. ("MedKeeper") | Grifols Shared Services North America, Inc. (formerly Grifols Inc.)
Events after the Reporting Period
Share capital increase | $		$ 98
Haema AG | Forecast
Events after the Reporting Period
Proportion of ownership interest in subsidiary	100.00%
Consideration transferred | €	€ 220
Number of Plasma Collection Centers	35
Number of plasma collection centers under construction	3
Area of headquarters (in square metre) | m²	24,000
Number of people in operations | employee	1,100
Plasma collected in preceding financial year (in litres) | l	800,000
Number of plasma donations collected | item	1